Segment Information - Schedule of Performance and Making Key Decisions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Schedule of Performance and Making Key Decisions [Abstract]
General and administrative expenses	$ 199,268	$ 251,371	$ 740,410	$ 590,136	$ 859,747	$ 354,066
Interest earned on investments held in Trust Account	$ 278,500	$ 605,749	$ 850,709	$ 1,894,408	$ 2,230,500	$ 609,787